CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning Balance at Dec. 31, 2015	¥ 4,351,797,289		¥ 17,711	¥ 2,924,336,179	¥ 351,763,271	¥ 12,582,041	¥ (13,875,553)	¥ 1,047,044,597	¥ 29,929,043
Beginning Balance (in shares) at Dec. 31, 2015 | shares			127,197,130				(1,723,200)
Share-based compensation expense	203,269,631		¥ 0	203,269,631	0	0	¥ 0	0	0
Appropriation to statutory reserves	0		0	0	115,487,297	0	0	(115,487,297)	0
Foreign currency exchange translation adjustment	96,919,050		0	0	0	96,919,050	0	0	0
Exercise of share options	17,656,613		¥ 170	17,656,443	0	0	¥ 0	0	0
Exercise of share option (in shares) | shares			1,259,336				0
Accretion to redemption value of redeemable Non-controlling interests	(159,477,930)		¥ 0	0	0	0	¥ 0	(159,477,930)	0
Net income	1,991,799,815		0	0	0	0	0	1,986,187,905	5,611,910
Release of translation difference due to the liquidation of a foreign subsidiary	(4,716,918)		0	0	0	(4,716,918)	0	0	0
Disposition of Jinko Power	(37,034,553)		0	0	(997,711)	0	0	0	(36,036,842)
Ending Balance at Dec. 31, 2016	6,460,212,997		¥ 17,881	3,145,262,253	466,252,857	104,784,173	¥ (13,875,553)	2,758,267,275	(495,889)
Ending Balance (in shares) at Dec. 31, 2016 | shares			128,456,466				(1,723,200)
Share-based compensation expense	64,867,902		¥ 0	64,867,902	0	0	¥ 0	0	0
Appropriation to statutory reserves	0		0	0	50,632,996	0	0	(50,632,996)	0
Foreign currency exchange translation adjustment	(81,488,175)		0	0	0	(81,488,175)	0	0	0
Exercise of share options	103,478,953		¥ 723	103,478,230	0	0	¥ 0	0	0
Exercise of share option (in shares) | shares			5,412,808				0
Accretion to redemption value of redeemable Non-controlling interests
Net income	142,191,365		¥ 0	0	0	0	¥ 0	141,705,689	485,676
Release of translation difference due to the liquidation of a foreign subsidiary	0
Ending Balance at Dec. 31, 2017	6,689,263,042		¥ 18,604	3,313,608,385	516,885,853	23,295,998	¥ (13,875,553)	2,849,339,968	(10,213)
Ending Balance (in shares) at Dec. 31, 2017 | shares			133,869,274				(1,723,200)
Share-based compensation expense	29,307,903		¥ 0	29,307,903	0	0	¥ 0	0	0
Common stock offering	663,235,987		¥ 3,061	663,232,926
Follow on offering (in shares) | shares			24,273,499
Appropriation to statutory reserves	0		¥ 0	0	53,290,350	0	¥ 0	(53,290,350)
Foreign currency exchange translation adjustment	47,004,900	$ 6,836,579	0	0	0	47,004,900	0	0	0
Contribution from non-controlling interest	615,000,000								615,000,000
Exercise of share options	¥ 4,590,575		¥ 62	4,590,513	0	0	¥ 0	0	0
Exercise of share option (in shares) | shares	445,164	445,164	445,164				0
Accretion to redemption value of redeemable Non-controlling interests
Net income	405,575,533	58,988,513	¥ 0	0	0	0	¥ 0	406,478,694	(903,161)
Release of translation difference due to the liquidation of a foreign subsidiary	0	0
Ending Balance at Dec. 31, 2018	¥ 8,453,977,940	$ 1,229,580,094	¥ 21,727	¥ 4,010,739,727	¥ 570,176,203	¥ 70,300,898	¥ (13,875,553)	¥ 3,202,528,312	¥ 614,086,626
Ending Balance (in shares) at Dec. 31, 2018 | shares			158,587,937				(1,723,200)